SEPARATE ACCOUNT NO. 301

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 301

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 301 indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 301 as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

1290 VT SMALL CAP VALUE	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/CAPITAL GROUP RESEARCH	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/COMMON STOCK INDEX	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/CORE PLUS BOND	EQ/MODERATE ALLOCATION
EQ/EQUITY 500 INDEX	EQ/MONEY MARKET
EQ/INTERMEDIATE GOVERNMENT BOND	MULTIMANAGER AGGRESSIVE EQUITY
EQ/INTERNATIONAL EQUITY INDEX	MULTIMANAGER TECHNOLOGY

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 301 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 301 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds and the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account No. 301 since 1993.

FSA-2

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT SMALL CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/INTERMEDIATE GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$5,428,447	$3,921,049	$49,898,408	$1,160,766	$13,129,429	$2,459,267
Receivable for shares of the Portfolios sold	11	—	—	40	—	—
Receivable for policy-related transactions	—	67	1,418	—	2,421	121

Total assets	5,428,458	3,921,116	49,899,826	1,160,806	13,131,850	2,459,388

Liabilities:
Payable for shares of the Portfolios purchased	—	67	1,417	—	2,421	121
Payable for policy-related transactions	11	—	—	40	—	—
Accrued expenses	4,063	2,325	35,008	955	8,145	2,302

Total liabilities	4,074	2,392	36,425	995	10,566	2,423

Net Assets	$5,424,384	$3,918,724	$49,863,401	$1,159,811	$13,121,284	$2,456,965

Net Assets:
Accumulation unit values	$5,173,434	$3,914,108	$49,762,354	$1,159,733	$13,101,395	$2,456,884
Retained by Equitable Financial in Separate Account No. 301	250,950	4,616	101,047	78	19,889	81

Total Net Assets	$5,424,384	$3,918,724	$49,863,401	$1,159,811	$13,121,284	$2,456,965

Investments in shares of the Portfolios, at cost	$5,589,449	$3,244,238	$28,366,036	$1,373,412	$8,602,605	$2,636,470

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MONEY MARKET*
Assets:
Investments in shares of the Portfolios, at fair value	$3,440,646	$722,304	$6,414,561	$6,760,904	$16,282,308	$12,377,707
Receivable for shares of the Portfolios sold	—	34	—	215	—	—
Receivable for policy-related transactions	195	—	349	—	2,894	2,764

Total assets	3,440,841	722,338	6,414,910	6,761,119	16,285,202	12,380,471

Liabilities:
Payable for shares of the Portfolios purchased	194	—	349	—	2,707	2,116
Payable for policy-related transactions	—	34	—	215	—	—
Accrued expenses	2,438	599	4,092	4,840	17,749	240

Total liabilities	2,632	633	4,441	5,055	20,456	2,356

Net Assets	$3,438,209	$721,705	$6,410,469	$6,756,064	$16,264,746	$12,378,115

Net Assets:
Accumulation unit values	$3,436,113	$721,321	$6,399,545	$6,746,669	$16,229,928	$12,303,243
Retained by Equitable Financial in Separate Account No. 301	2,096	384	10,924	9,395	34,818	74,872

Total Net Assets	$3,438,209	$721,705	$6,410,469	$6,756,064	$16,264,746	$12,378,115

Investments in shares of the Portfolios, at cost	$2,973,618	$713,251	$6,221,219	$6,338,816	$18,825,830	$12,376,130

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$8,788,342	$6,367,260
Receivable for shares of the Portfolios sold	133	144

Total assets	8,788,475	6,367,404

Liabilities:
Payable for policy-related transactions	133	143
Accrued expenses	5,499	4,095

Total liabilities	5,632	4,238

Net Assets	$8,782,843	$6,363,166

Net Assets:
Accumulation unit values	$8,766,869	$6,347,711
Retained by Equitable Financial in Separate Account No. 301	15,974	15,455

Total Net Assets	$8,782,843	$6,363,166

Investments in shares of the Portfolios, at cost	$6,608,437	$6,080,059

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT SMALL CAP VALUE	IB	460

EQ/CAPITAL GROUP RESEARCH	IB	116

EQ/COMMON STOCK INDEX	IA	1,009

EQ/CORE PLUS BOND	IA	351

EQ/EQUITY 500 INDEX	IB	156

EQ/INTERMEDIATE GOVERNMENT BOND	IA	259

EQ/INTERNATIONAL EQUITY INDEX	IA	315

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	57

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	190

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	373

EQ/MODERATE ALLOCATION	IA	1,349

EQ/MONEY MARKET	IA	12,368

MULTIMANAGER AGGRESSIVE EQUITY	IA	115

MULTIMANAGER TECHNOLOGY	IB	175

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-6

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)
1290 VT SMALL CAP VALUE	0.39%	IB	$ 22.91	226

EQ/CAPITAL GROUP RESEARCH	0.39%	IB	$ 50.87	77

EQ/COMMON STOCK INDEX+	0.39%	IA	$920.84	54

EQ/CORE PLUS BOND+	0.39%	IA	$ 40.39	29

EQ/EQUITY 500 INDEX	0.39%	IB	$ 48.79	269

EQ/INTERMEDIATE GOVERNMENT BOND+	0.39%	IA	$ 81.75	30

EQ/INTERNATIONAL EQUITY INDEX+	0.39%	IA	$ 31.43	109

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.39%	IB	$ 22.51	32

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.39%	IB	$ 75.82	84

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.39%	IB	$ 24.27	278

EQ/MODERATE ALLOCATION+	0.39%	IA	$233.63	69

EQ/MONEY MARKET+	0.39%	IA	$ 40.82	301

MULTIMANAGER AGGRESSIVE EQUITY+	0.39%	IA	$229.15	38

MULTIMANAGER TECHNOLOGY	0.39%	IB	$117.37	54

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the estimated annual rate of charges applicable to unit values and includes charges related to administrative charges and estimated other operating expenses related to the Variable Investment Options. See Note 7 to the financial statements for the actual expense ratios applicable to the units. The charge is subject to change.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
+	This Variable Investment Option is subject to a maximum expense limitation, as further described in Note 7 of these financial statements.

FSA-7

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT SMALL CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$73,808	$59,910	$360,989	$59,487	$107,645	$61,563
Expenses:
Asset-based charges and direct operating expenses	19,438	14,212	193,801	4,572	49,097	9,740

Net Investment Income (Loss)	54,370	45,698	167,188	54,915	58,548	51,823

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(34,829)	118,695	3,646,147	(12,081)	724,285	(10,883)
Net realized gain distribution from the Portfolios	346,264	440,123	3,230,327	—	263,051	—

Net realized gain (loss)	311,435	558,818	6,876,474	(12,081)	987,336	(10,883)

Net change in unrealized appreciation (depreciation) of investments	574,988	335,527	3,210,366	(55,173)	1,643,347	9,238

Net Realized and Unrealized Gain (Loss) on Investments	886,423	894,345	10,086,840	(67,254)	2,630,683	(1,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	$940,793	$940,043	$10,254,028	$(12,339)	$2,689,231	$50,178

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MONEY MARKET*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$103,741	$18,263	$20,255	$104,309	$429,418	$594,272
Expenses:
Asset-based charges and direct operating expenses	14,018	3,184	22,814	28,244	65,433	50,070
Less: Reduction for expense limitation	—	—	—	—	—	(8,195)

Net Expenses	14,018	3,184	22,814	28,244	65,433	41,875

Net Investment Income (Loss)	89,723	15,079	(2,559)	76,065	363,985	552,397

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	75,233	14,277	(150,018)	(53,873)	(254,679)	682
Net realized gain distribution from the Portfolios	—	41,593	740,072	625,092	655,680	2,368

Net realized gain (loss)	75,233	55,870	590,054	571,219	401,001	3,050

Net change in unrealized appreciation (depreciation) of investments	(2,211)	(60,194)	931,471	267,865	477,209	(336)

Net Realized and Unrealized Gain (Loss) on Investments	73,022	(4,324)	1,521,525	839,084	878,210	2,714

Net Increase (Decrease) in Net Assets Resulting from Operations	$162,745	$10,755	$1,518,966	$915,149	$1,242,195	$555,111

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$33,038	$—
Expenses:
Asset-based charges and direct operating expenses	31,341	24,766

Net Investment Income (Loss)	1,697	(24,766)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	253,668	(41,714)
Net realized gain distribution from the Portfolios	1,142,407	745,192

Net realized gain (loss)	1,396,075	703,478

Net change in unrealized appreciation (depreciation) of investments	746,050	763,435

Net Realized and Unrealized Gain (Loss) on Investments	2,142,125	1,466,913

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,143,822	$1,442,147

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SMALL CAP VALUE*		EQ/CAPITAL GROUP RESEARCH*		EQ/COMMON STOCK INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,370	$35,237	$45,698	$(924)	$167,188	$314,443
Net realized gain (loss)	311,435	441,171	558,818	183,899	6,876,474	3,103,535
Net change in unrealized appreciation (depreciation) of investments	574,988	(250,682)	335,527	399,350	3,210,366	6,224,874

Net increase (decrease) in net assets resulting from operations	940,793	225,726	940,043	582,325	10,254,028	9,642,852

From Contractowners Transactions:
Payments received from contractowners	90,904	92,255	47,293	37,863	86,829	92,831
Transfers between Variable Investment Options including guaranteed interest account, net	(28,446)	(112,175)	7,739	114,648	(107,312)	(50,459)
Redemptions for contract benefits and terminations	(309,311)	(391,635)	(273,161)	(136,660)	(7,472,552)	(3,238,842)
Contract maintenance charges	(504)	(549)	(229)	(200)	(4,495)	(4,702)

Net increase (decrease) in net assets resulting from contractowners transactions	(247,357)	(412,104)	(218,358)	15,651	(7,497,530)	(3,201,172)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	1,486	568	—	—	—	—

Net Increase (Decrease) in Net Assets	694,922	(185,810)	721,685	597,976	2,756,498	6,441,680
Net Assets — Beginning of Year	4,729,462	4,915,272	3,197,039	2,599,063	47,106,903	40,665,223

Net Assets — End of Year	$5,424,384	$4,729,462	$3,918,724	$3,197,039	$49,863,401	$47,106,903

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CORE PLUS BOND*		EQ/EQUITY 500 INDEX*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,915	$23,104	$58,548	$69,597	$51,823	$57,797
Net realized gain (loss)	(12,081)	(31,567)	987,336	1,242,694	(10,883)	(17,694)
Net change in unrealized appreciation (depreciation) of investments	(55,173)	57,040	1,643,347	1,281,187	9,238	45,533

Net increase (decrease) in net assets resulting from operations	(12,339)	48,577	2,689,231	2,593,478	50,178	85,636

From Contractowners Transactions:
Payments received from contractowners	47,541	39,340	184,566	143,993	50,102	45,298
Transfers between Variable Investment Options including guaranteed interest account, net	(5,728)	(95,138)	26,399	117,743	12,656	(14,765)
Redemptions for contract benefits and terminations	(77,913)	(105,490)	(1,238,030)	(2,369,962)	(191,558)	(159,778)
Contract maintenance charges	(318)	(356)	(1,679)	(1,825)	(574)	(634)

Net increase (decrease) in net assets resulting from contractowners transactions	(36,418)	(161,644)	(1,028,744)	(2,110,051)	(129,374)	(129,879)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	—	—	—	—	—	(30)

Net Increase (Decrease) in Net Assets	(48,757)	(113,067)	1,660,487	483,427	(79,196)	(44,273)
Net Assets — Beginning of Year	1,208,568	1,321,635	11,460,797	10,977,370	2,536,161	2,580,434

Net Assets — End of Year	$1,159,811	$1,208,568	$13,121,284	$11,460,797	$2,456,965	$2,536,161

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$89,723	$83,639	$15,079	$13,657	$(2,559)	$(1,233)
Net realized gain (loss)	75,233	42,595	55,870	8,233	590,054	(250,089)
Net change in unrealized appreciation (depreciation) of investments	(2,211)	461,702	(60,194)	111,694	931,471	1,899,237

Net increase (decrease) in net assets resulting from operations	162,745	587,936	10,755	133,584	1,518,966	1,647,915

From Contractowners Transactions:
Payments received from contractowners	82,066	52,016	24,990	27,679	78,868	85,036
Transfers between Variable Investment Options including guaranteed interest account, net	(42,238)	25,919	(33,733)	9,166	30,415	(16,097)
Redemptions for contract benefits and terminations	(363,725)	(331,561)	(107,515)	(107,443)	(356,186)	(1,243,455)
Contract maintenance charges	(430)	(508)	(156)	(182)	(794)	(767)

Net increase (decrease) in net assets resulting from contractowners transactions	(324,327)	(254,134)	(116,414)	(70,780)	(247,697)	(1,175,283)

Net Increase (Decrease) in Net Assets	(161,582)	333,802	(105,659)	62,804	1,271,269	472,632
Net Assets — Beginning of Year	3,599,791	3,265,989	827,364	764,560	5,139,200	4,666,568

Net Assets — End of Year	$3,438,209	$3,599,791	$721,705	$827,364	$6,410,469	$5,139,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MONEY MARKET*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$76,065	$144,064	$363,985	$245,694	$552,397	$528,798
Net realized gain (loss)	571,219	544,970	401,001	(148,486)	3,050	377
Net change in unrealized appreciation (depreciation) of investments	267,865	729,762	477,209	1,776,935	(336)	(377)

Net increase (decrease) in net assets resulting from operations	915,149	1,418,796	1,242,195	1,874,143	555,111	528,798

From Contractowners Transactions:
Payments received from contractowners	128,658	4,058,805	129,482	119,150	243,786	327,402
Transfers between Variable Investment Options including guaranteed interest account, net	(13,938)	4,297	84,524	(30,957)	429,159	24,634
Redemptions for contract benefits and terminations	(5,427,900)	(935,356)	(2,040,222)	(1,985,869)	(1,809,717)	(1,004,485)
Contract maintenance charges	(983)	(1,052)	(2,656)	(2,782)	(6,090)	(6,406)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,314,163)	3,126,694	(1,828,872)	(1,900,458)	(1,142,862)	(658,855)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	—	—	—	—	—	843

Net Increase (Decrease) in Net Assets	(4,399,014)	4,545,490	(586,677)	(26,315)	(587,751)	(129,214)
Net Assets — Beginning of Year	11,155,078	6,609,588	16,851,423	16,877,738	12,965,866	13,095,080

Net Assets — End of Year	$6,756,064	$11,155,078	$16,264,746	$16,851,423	$12,378,115	$12,965,866

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER TECHNOLOGY*
	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,697	$(968)	$(24,766)	$(19,394)
Net realized gain (loss)	1,396,075	226,347	703,478	(37,158)
Net change in unrealized appreciation (depreciation) of investments	746,050	1,874,711	763,435	1,998,879

Net increase (decrease) in net assets resulting from operations	2,143,822	2,100,090	1,442,147	1,942,327

From Contractowners Transactions:
Payments received from contractowners	56,391	65,520	85,343	101,044
Transfers between Variable Investment Options including guaranteed interest account, net	94,430	13,537	61,431	(28,767)
Redemptions for contract benefits and terminations	(869,519)	(473,625)	(1,015,050)	(344,768)
Contract maintenance charges	(1,071)	(1,074)	(829)	(872)

Net increase (decrease) in net assets resulting from contractowners transactions	(719,769)	(395,642)	(869,105)	(273,363)

Net Increase (Decrease) in Net Assets	1,424,053	1,704,448	573,042	1,668,964
Net Assets — Beginning of Year	7,358,790	5,654,342	5,790,124	4,121,160

Net Assets — End of Year	$8,782,843	$7,358,790	$6,363,166	$5,790,124

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT SMALL CAP VALUE	IB	4	(16)	(12)	19	(42)	(23)

EQ/CAPITAL GROUP RESEARCH	IB	1	(5)	(4)	4	(4)	—

EQ/COMMON STOCK INDEX	IA	—	(9)	(9)	—	(4)	(4)

EQ/CORE PLUS BOND	IA	1	(2)	(1)	1	(5)	(4)

EQ/EQUITY 500 INDEX	IB	6	(28)	(22)	7	(64)	(57)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	1	(3)	(2)	1	(2)	(1)

EQ/INTERNATIONAL EQUITY INDEX	IA	2	(13)	(11)	2	(11)	(9)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	1	(6)	(5)	3	(7)	(4)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	1	(5)	(4)	10	(32)	(22)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5	(249)	(244)	218	(47)	171

EQ/MODERATE ALLOCATION	IA	1	(9)	(8)	1	(11)	(10)

EQ/MONEY MARKET	IA	18	(47)	(29)	25	(42)	(17)

MULTIMANAGER AGGRESSIVE EQUITY	IA	1	(5)	(4)	1	(3)	(2)

MULTIMANAGER TECHNOLOGY	IB	2	(10)	(8)	7	(11)	(4)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-16

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Account No. 301 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT” or the “Trust”). The Trust is an open-ended investment management company that sells shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trust has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

EQ Advisors Trust*

•	1290 VT Small Cap Value
•	EQ/Capital Group Research
•	EQ/Common Stock Index
•	EQ/Core Plus Bond
•	EQ/Equity 500 Index
•	EQ/Intermediate Government Bond
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Managed Volatility(1)
•	EQ/Moderate Allocation
•	EQ/Money Market
•	Multimanager Aggressive Equity
•	Multimanager Technology

(1)	Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits under certain group annuity contracts and certificates (“Contracts”) in connection with individual retirement annuities and tax-sheltered annuity arrangements.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

FSA-17

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed rate account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed rate account of Equitable Financial’s General Account.

Transfers between Variable Investment Options including the guaranteed rate account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed rate account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of

FSA-18

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

FSA-19

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Small Cap Value	$512,546	$357,863
EQ/Capital Group Research	565,597	297,322
EQ/Common Stock Index	3,659,183	7,750,361
EQ/Core Plus Bond	104,104	85,442
EQ/Equity 500 Index	618,100	1,322,854
EQ/Intermediate Government Bond	109,908	187,145
EQ/International Equity Index	188,630	422,724
EQ/International Value Managed Volatility	86,948	146,595
EQ/Large Cap Growth Managed Volatility	878,995	387,937
EQ/Large Cap Value Managed Volatility	848,327	5,461,329
EQ/Moderate Allocation	1,251,433	2,058,386
EQ/Money Market	1,342,825	1,929,491
Multimanager Aggressive Equity	1,297,104	871,024
Multimanager Technology	936,357	1,083,885

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.18% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”), serves as an investment sub-advisor for the EQ/Common Stock, EQ/Equity 500 Index and EQ/International Equity Index as well as a portion of EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

FSA-20

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

Equitable Advisors, LLC (“Equitable Advisors”) is the distributor and principal underwriter of the Account. Equitable Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Equitable Financial serves as the transfer agent for the Trust.

7.	Asset-based Charges and Contractowner Charges

The following charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. The charges are reflected as “Asset-based charges and direct operating expenses” in the Statement of Operations:

•	Administrative fees are charged at an effective annual rate of 0.25% of the net assets of each Variable Investment Option.

•

Direct operating expenses are paid to cover expenses attributable to the operations of each Variable Investment Option. Direct operating expenses include charges for auditing, printing and mailing expenses.

Under the Contracts, Equitable Financial reimburses the EQ/Common Stock, EQ/Intermediate Government Bond, EQ/Moderate Allocation, and EQ/Money Market Variable Investment Options for the excess of the aggregate expense charges of each Variable Investment Option (including investment advisory fees and certain other Trust expenses attributable to assets of each Variable Investment Option invested in a Portfolio of the Trust and the asset-based charges of the Variable Investment Option, as described above) which during any calendar year exceed 1.50% of the average daily net assets for EQ/Common Stock, EQ/Intermediate Government Bond, and EQ/Moderate Allocation, and 1.00% for EQ/Money Market. In addition, Equitable Financial voluntarily reimburses EQ/Core Plus Bond, EQ/International Equity Index, and Multimanager Aggressive Equity for aggregate expenses in excess of 1.50% of each Variable Investment Option’s average daily net assets. The voluntary expense limitation may be discontinued by Equitable Financial at its discretion. The above expense reimbursement is disclosed in the Statements of Operations as Reduction for expense limitation.

If the annual amount of management fees applicable to the EQ/Intermediate Government Bond and the EQ/Money Market exceeds 0.35% of the average daily net asset value of either Portfolio, Equitable Financial will reimburse the related Fund for such excess. This expense limitation is a contractual right for Participants who enrolled prior to May 1, 1987 and cannot be changed without the consent of those Participants. Equitable Financial has voluntarily agreed to impose this expense limitation for Participants who enrolled after May 1, 1987 and reserves the right to discontinue this at any time. Any such reimbursements are reflected in the net unit value of the Variable Investment Option and are included in the Statements of Operations as a Reduction for expense limitation.

A quarterly Participant Service Charge is made for each participant at the end of each calendar quarter. Participant’s unit balances are reduced and proceeds are credited to Equitable Financial in payment of the participant’s service charge which will not exceed $30 per year.

The following are deducted at the time of transaction from the amounts being transacted. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Annuity administrative charge — if an annuity option is elected, a $350 charge is deducted from the amount used to purchase the annuity. This charge may be higher depending on the annuity purchase rate.

Taxes — a charge designed to approximate certain taxes that may be imposed and deducted from the amount applied to provide an annuity payout option.

FSA-21

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (including administrative charges and direct operating expenses) exclude the effect of expenses of the Portfolios and charges made directly to Contractowner accounts through redemption of units.

	At the year ended			For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio*	Investment Income Ratio**	Total Return Ratio***

1290 VT Small Cap Value (Class IB)
2024	226	$5,173	$22.91	0.39%	1.47%	20.33%
2023	238	$4,523	$19.04	0.39%	1.15%	5.31%
2022	261	$4,720	$18.08	0.37%	0.43%	(0.28)%
2021	302	$5,467	$18.13	0.38%	1.07%	38.08%
2020	310	$4,070	$13.13	0.26%	1.51%	29.62%

EQ/Capital Group Research (Class IB)
2024	77	$3,914	$50.87	0.39%	1.63%	29.37%
2023	81	$3,194	$39.32	0.39%	0.36%	22.53%
2022	81	$2,597	$32.09	0.37%	0.16%	(19.29)%
2021	93	$3,690	$39.76	0.38%	0.00%	22.60%
2020	94	$3,054	$32.43	0.39%	0.11%	22.79%

EQ/Common Stock Index (Class IA)
2024	54	$49,762	$920.84	0.39%	0.72%	22.60%
2023	63	$47,031	$751.12	0.39%	1.11%	24.65%
2022	67	$40,610	$602.59	0.37%	0.74%	(19.79)%
2021	76	$56,849	$751.22	0.38%	0.67%	24.46%
2020	84	$50,545	$603.58	0.39%	1.13%	19.30%

EQ/Core Plus Bond (Class IA)
2024	29	$ 1,160	$ 40.39	0.39%	5.03%	(1.05)%
2023	30	$ 1,208	$ 40.82	0.39%	2.22%	4.13%
2022	34	$ 1,322	$ 39.20	0.37%	2.53%	(13.26)%
2021	32	$ 1,459	$ 45.19	0.38%	1.31%	(2.06)%
2020	36	$ 1,665	$ 46.14	0.39%	2.33%	14.43%

EQ/Equity 500 Index (Class IB)
2024	269	$13,101	$ 48.79	0.39%	0.85%	23.83%
2023	291	$11,446	$ 39.40	0.39%	0.98%	25.08%
2022	348	$10,967	$ 31.50	0.37%	1.04%	(18.84)%
2021	379	$14,703	$ 38.81	0.38%	0.83%	27.50%
2020	411	$12,523	$ 30.44	0.39%	1.24%	17.30%

EQ/Intermediate Government Bond (Class IA)
2024	30	$ 2,457	$ 81.75	0.39%	2.44%	2.01%
2023	32	$ 2,536	$ 80.14	0.39%	2.65%	3.47%
2022	33	$ 2,580	$ 77.45	0.37%	0.93%	(7.98)%
2021	36	$ 3,021	$ 84.17	0.38%	0.69%	(2.49)%
2020	38	$ 3,238	$ 86.32	0.39%	0.93%	3.89%

EQ/International Equity Index (Class IA)
2024	109	$ 3,436	$ 31.43	0.39%	2.86%	4.45%
2023	120	$ 3,598	$ 30.09	0.39%	2.80%	18.60%
2022	129	$ 3,265	$ 25.37	0.37%	2.39%	(12.21)%
2021	139	$ 4,019	$ 28.90	0.38%	3.16%	10.52%
2020	143	$ 3,749	$ 26.15	0.39%	1.94%	3.44%

EQ/International Value Managed Volatility (Class IB)
2024	32	$ 721	$ 22.51	0.39%	2.22%	1.03%
2023	37	$ 827	$ 22.28	0.39%	2.10%	18.13%
2022	41	$ 764	$ 18.86	0.37%	1.56%	(13.96)%
2021	44	$ 971	$ 21.92	0.38%	2.13%	9.93%
2020	50	$ 1,002	$ 19.94	0.39%	1.35%	3.75%

FSA-22

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	At the year ended			For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio*	Investment Income Ratio**	Total Return Ratio***

EQ/Large Cap Growth Managed Volatility (Class IB)
2024	84	$ 6,400	$ 75.82	0.39%	0.34%	29.61%
2023	88	$ 5,132	$ 58.50	0.39%	0.37%	38.46%
2022	110	$ 4,662	$ 42.25	0.37%	0.06%	(30.85)%
2021	144	$ 8,813	$ 61.10	0.38%	0.00%	23.91%
2020	136	$ 6,684	$ 49.31	0.39%	0.08%	31.49%

EQ/Large Cap Value Managed Volatility (Class IB)
2024	278	$ 6,747	$ 24.27	0.39%	1.42%	13.68%
2023	522	$11,148	$ 21.35	0.39%	2.33%	13.56%
2022	351	$ 6,604	$ 18.80	0.37%	1.25%	(11.94)%
2021	386	$ 8,238	$ 21.35	0.38%	0.86%	24.34%
2020	486	$ 8,347	$ 17.17	0.39%	1.64%	5.27%

EQ/Moderate Allocation (Class IA)
2024	69	$16,230	$233.63	0.39%	2.54%	7.50%
2023	77	$16,820	$217.34	0.39%	1.87%	11.92%
2022	87	$16,852	$194.20	0.37%	1.21%	(15.77)%
2021	96	$22,112	$230.57	0.38%	2.51%	8.01%
2020	105	$22,402	$213.47	0.39%	2.17%	10.82%

EQ/Money Market (Class IA)
2024	301	$12,303	$ 40.82	0.32%	4.56%	4.35%
2023	330	$12,894	$ 39.12	0.31%	4.36%	4.13%
2022	347	$13,028	$ 37.57	0.33%	1.09%	0.78%
2021	378	$14,086	$ 37.28	0.38%	0.00%	(0.08)%
2020	441	$16,438	$ 37.31	0.35%	0.19%	(0.29)%

Multimanager Aggressive Equity (Class IA)
2024	38	$ 8,767	$229.15	0.39%	0.41%	30.35%
2023	42	$ 7,348	$175.80	0.39%	0.37%	37.76%
2022	44	$ 5,647	$127.61	0.37%	0.00%	(32.41)%
2021	47	$ 8,928	$188.81	0.38%	0.00%	20.05%
2020	51	$ 8,050	$157.27	0.39%	0.00%	38.27%

Multimanager Technology (Class IB)
2024	54	$ 6,348	$117.37	0.39%	0.00%	25.60%
2023	62	$ 5,779	$ 93.45	0.39%	0.00%	48.97%
2022	66	$ 4,114	$ 62.73	0.37%	0.00%	(37.53)%
2021	78	$ 7,842	$100.41	0.38%	0.00%	20.37%
2020	96	$ 8,010	$ 83.42	0.39%	0.12%	52.67%

*	This ratio is shown net of reimbursements and waivers and does not include the expenses of the Portfolios.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-23